01/18/2005 09:57 FAX 2123062066 AMEX → SEC 004

CERTAMM

1-14678

05000675

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

Richard A. Mikaliunas
Senior Vice President
Capital Markets

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 1807
F 212 306 2066
richard.mikaliunas@amex.com

January 18, 2005

Ms. Willie Mae Stroud
Filer Support - 2
Room 1004, Mail Stop 1-4
Office of Filing Information & Consumer Services
Division of Market Regulation
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Ms. Stroud:

This is to certify that the American Stock Exchange LLC (the "Exchange") received from Canadian Imperial Bank of Commerce (the "Registrant") a copy of the Company's application on Form 8-A for the registration of the following security:

"MERITS℠"
Medium-term Equity Related InvesTment Securities
CIBC Yield Generator Notes due February, 2011
(Linked to a Basket of Ten Large – Cap U.S. Stocks)

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8A will be immediately effective upon your receipt of this letter.

Sincerely,

Richard A. Mikaliunas

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